American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2026

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.4%
Focused Dynamic Growth Fund G Class	166,824	14,542,037
Focused Large Cap Value Fund G Class	9,783,901	107,916,429
Growth Fund G Class	1,007,177	61,961,499
Heritage Fund G Class	1,313,091	34,823,171
Large Cap Equity Fund G Class	2,148,643	107,689,976
Mid Cap Value Fund G Class	3,025,681	48,017,562
Select Fund G Class	193,338	27,589,372
Small Cap Growth Fund G Class	631,466	16,645,440
Small Cap Value Fund G Class	1,616,410	16,519,714
		435,705,200
Domestic Fixed Income Funds — 27.5%
Diversified Bond Fund G Class	20,097,138	183,888,811
High Income Fund G Class	5,365,174	46,677,016
Inflation-Adjusted Bond Fund G Class	4,073,953	43,713,514
Short Duration Fund G Class	1,677,564	16,440,122
Short Duration Inflation Protection Bond Fund G Class	1,279,789	13,693,744
		304,413,207
International Equity Funds — 21.1%
Emerging Markets Fund G Class	1,641,092	30,901,768
Global Real Estate Fund G Class	1,283,598	19,074,267
International Growth Fund G Class	5,556,160	77,341,744
International Small-Mid Cap Fund G Class	1,776,154	23,267,615
International Value Fund G Class	4,850,029	59,024,858
Non-U.S. Intrinsic Value Fund G Class	2,216,024	23,644,971
		233,255,223
International Fixed Income Funds — 10.7%
Emerging Markets Debt Fund G Class	2,759,346	26,048,225
Global Bond Fund G Class	10,586,010	92,310,007
		118,358,232
Money Market Funds — 1.3%
U.S. Government Money Market Fund G Class	14,644,861	14,644,861
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $887,155,145)		1,106,376,723
OTHER ASSETS AND LIABILITIES — 0.0%		349
TOTAL NET ASSETS — 100.0%		$1,106,377,072

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$17,826	$968	$2,451	$(1,801)	$14,542	167	$3,153	$968
Focused Large Cap Value Fund	122,737	16,768	30,389	(1,200)	107,916	9,784	4,852	12,123
Growth Fund	72,297	12,234	10,105	(12,465)	61,961	1,007	10,005	8,509
Heritage Fund	46,645	6,991	7,864	(10,949)	34,823	1,313	4,824	5,081
Large Cap Equity Fund	140,579	21,705	27,731	(26,863)	107,690	2,149	19,843	20,925
Mid Cap Value Fund	61,519	6,502	17,281	(2,722)	48,018	3,026	2,794	6,132
Select Fund	30,702	2,849	6,804	842	27,589	193	507	2,312
Small Cap Growth Fund	22,582	1,000	6,340	(597)	16,645	631	2,108	1,001
Small Cap Value Fund	22,381	2,227	8,042	(46)	16,520	1,616	913	1,982
Diversified Bond Fund	220,415	19,115	62,754	7,113	183,889	20,097	(6,304)	7,222
High Income Fund	54,551	2,674	11,593	1,045	46,677	5,365	(1,080)	2,674
Inflation-Adjusted Bond Fund	49,396	1,463	8,410	1,265	43,714	4,074	(558)	1,056
Short Duration Fund	16,688	1,260	1,567	59	16,440	1,678	(90)	600
Short Duration Inflation Protection Bond Fund	13,631	1,024	1,089	128	13,694	1,280	(38)	407
Emerging Markets Fund	37,813	725	12,956	5,320	30,902	1,641	6,770	725
Global Real Estate Fund	20,895	783	4,433	1,829	19,074	1,284	567	746
International Growth Fund	69,695	12,101	6,013	1,559	77,342	5,556	61	3,382
International Small-Mid Cap Fund	22,184	797	2,661	2,948	23,268	1,776	576	725
International Value Fund	54,105	6,736	9,517	7,701	59,025	4,850	1,595	5,116
Non-U.S. Intrinsic Value Fund	23,701	2,940	3,650	654	23,645	2,216	456	2,749
Emerging Markets Debt Fund	29,745	1,404	6,663	1,562	26,048	2,759	(585)	1,404
Global Bond Fund	115,744	7,359	33,710	2,917	92,310	10,586	(3,742)	4,150
U.S. Government Money Market Fund	—	14,645	—	—	14,645	14,645	—	225
	$1,265,831	$144,270	$282,023	$(21,701)	$1,106,377	97,693	$46,627	$90,214
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.